Other payables and accrued liabilities	12 Months Ended
Dec. 31, 2023
Other payables and accrued liabilities
Other payables and accrued liabilities

16.         Other payables and accrued liabilities

The components of other payables and accrued liabilities were as follows:

	December 31,	December 31,
	2022	2023
	US$	US$
Contract deposit	172,775,614	221,148,610
Accrued expenses	72,958,539	46,365,405
Deed tax and maintenance fund withheld for customers	14,739,762	15,079,138
Bidding deposit	3,665,749	3,331,250
Welfare payable	1,483,484	1,458,748
Other tax payable	24,924,141	20,392,535
Accrued aircraft operating expense	1,381,785	1,488,258
Accrued interest expense	153,330,358	287,028,427
Purchase consideration payable for asset acquisitions and business combinations	31,108,067	33,275,049
Others	13,255,294	29,934,437

Total	489,622,793	659,501,859